Inital Public Offering (Details Narrative) - Larkspur Health Acquisition Corp [Member] - USD ($)			6 Months Ended	9 Months Ended
	Jan. 06, 2022	Dec. 23, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Price per unit					$ 10.00
Underwriters partially exercised units	267,159
Sales of units in public offering	$ 2,700,000			$ 2,698,306	$ 75,000,000
Warrant expire date	Feb. 06, 2022
Shares of forfeiture (in Shares)	214,460
Initial public offering, description					Each Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Common Class A [Member]
Price per unit				$ 11.50	$ 11.50
IPO [Member]
Preferred stock sold				7,500,000	7,500,000
Private Placement [Member]
Preferred stock sold		317,600		317,600	317,600
Price per unit				$ 10.00	$ 10.00